Equity	12 Months Ended
Dec. 31, 2022
Text Block [Line Items]
Equity

16	Equity

	2022 Number of shares	2021 Number of shares	2020 Number of shares
Ordinary shares issued and fully paid as at December 31 (as previously reported)	—	54,553,972	53,863,810
Retrospective application of capital reorganization	—	409,592,675	404,410,920
Ordinary shares issued and fully paid as at January 1 *	483,715,049	464,146,647	458,274,730
Share buy-back during the year	(24,993,271)	(5,886,567)	—
Issued during the year	31,475,691	25,454,969	5,871,917
Shared issued in exchange for public warrants	5,595,748	—	—
RSU vested during the year	2,094,504	—	—
Ordinary shares issued and fully paid as at December 31	497,887,721	483,715,049	464,146,647
*Shares in issue prior to January 27, 2021 have been retrospectively adjusted for the impact of the share issuance to Pre-Closing Holders at a fixed ratio of 8.51 for 1 as described in note 1.

16.1	Issued capital
On March 12, 2020 and March 17, 2020, the Company issued 5,871,917 no par registered shares to minority shareholders in Fengari and SG Media (formerly Pelion) in exchange for €1.4 million and €4.8 million, respectively, to align its shareholding with that of SGHC. The €6.2 million received for the issuance of shares has been recorded to issued share capital.
On January 27, 2021 the Company bought back 5,886,567 of its shares from its shareholders for €10.7 million. This transaction has been be treated as a reduction of issued capital.
On March 12, 2021, the Company issued 1,958,378 no par registered shares to minority shareholders in SGHC in exchange for the acquisition of Raging River for a fair value of €16.7 million. The shareholders paid an amount of €3.6 million towards the issue of shares. The €16.7 million for the issuance of shares has been recorded to issued capital.
On June 25, 2021, external loans with a value of €202.6 million were novated from a number of Group subsidiaries to SGHC. This debt was then further novated to the shareholders of the Company registered at close of business on that date, in consideration for an aggregate additional 23,496,592 ordinary shares in the Company, in the same pro-rata proportions as the shareholding percentages just prior to this loan novation and share issue.
On January 27, 2022, the Company completed the Business Combination Agreement to effect a public listing in NYSE. The accounting implications of the Transaction to the Company's issued capital are described in note 17.
As discussed in note 17.2, on December 12, 2022, the Company announced that it would exercise its rights to exchange all public warrants for Super Group ordinary shares. On December 14, 2022, the Company issued 5,332,141 Super Group ordinary shares in exchange for the 21,328,401 public warrants which were tendered to the Company. On December 29, 2022, the Company issued 263,607 Super Group ordinary shares for the 1,171,585 non-tendered public warrants.
For the year ended December 31, 2022, the Company issued 2,094,504 (2021: nil) ordinary shares upon the vesting of restricted stock units.

16.2	Foreign exchange reserve
The foreign exchange reserve relates to retranslation of the Group’s foreign subsidiaries with a non-Euro functional currency into the Parent’s presentation currency.

16	Equity (continued)

16.3	Entities with significant influence over the Group
During the year ended as at December 31, 2022, the Group did not have an ultimate controlling party as no entity is deemed to have control over the Group. Instead, both Knuttson Ltd and Chivers Ltd are considered to exercise significant influence by way of holding 47.54% and 19.76% respectively (2021: 48.94% and 20.34%), respectively, of the issued share capital of Super Group as at December 31, 2022 and 2021.